General (Details) $ in Thousands		12 Months Ended
	Nov. 01, 2021 USD ($) director shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2022 USD ($) engine helicopter aircraft
Business Combination, Separately Recognized Transactions [Line Items]
Number of aircrafts | aircraft			2,194
Number of engines | engine			900
Number of helicopters | helicopter			300
Total assets | $		$ 74,569,768	$ 69,726,918
General Electric
Business Combination, Separately Recognized Transactions [Line Items]
Number of director's nomination by General Electric in AerCap N.V. | director	2
Number of directors, board of directors | director	11
AerCap Holdings N.V. | General Electric
Business Combination, Separately Recognized Transactions [Line Items]
Ownership percentage by GE (in percentage)	46.00%
Ordinary share capital
Business Combination, Separately Recognized Transactions [Line Items]
GECAS Transaction, stock issued during period (in shares) | shares		111,500,000
GE Capital Aviation Services
Business Combination, Separately Recognized Transactions [Line Items]
Consideration transferred in GE Capital Aviation Services acquisition | $	$ 1,000,000
GE Capital Aviation Services | Ordinary share capital
Business Combination, Separately Recognized Transactions [Line Items]
GECAS Transaction, stock issued during period (in shares) | shares	111,500,000